Quarterly Holdings Report
for
Fidelity Advisor® Series Small Cap Fund
August 31, 2024
AXS5-NPRT3-1024
1.967947.110
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd. Class C (a)	67,026	634,736
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)	98,898	459,876
Interactive Media & Services - 1.0%
Cars.com, Inc. (a)	170,000	3,032,800
Ziff Davis, Inc. (a)	29,584	1,445,770
		4,478,570
Media - 0.5%
TechTarget, Inc. (a)	81,300	2,166,645
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)(b)	154,200	1,228,974
TOTAL COMMUNICATION SERVICES		8,968,801
CONSUMER DISCRETIONARY - 13.8%
Automobile Components - 2.6%
Adient PLC (a)	104,200	2,357,004
Patrick Industries, Inc.	69,281	8,952,490
		11,309,494
Diversified Consumer Services - 0.3%
Laureate Education, Inc.	76,244	1,175,682
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc. (a)	55,000	3,933,600
Household Durables - 3.3%
Champion Homes, Inc. (a)	42,191	3,941,061
Installed Building Products, Inc.	22,400	4,979,744
Lovesac (a)	48,024	1,116,078
SharkNinja, Inc.	46,304	4,436,849
		14,473,732
Leisure Products - 1.2%
BRP, Inc.	43,700	3,169,397
Brunswick Corp.	28,500	2,252,925
		5,422,322
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	69,850	3,875,278
Boot Barn Holdings, Inc. (a)	30,900	4,145,853
Murphy U.S.A., Inc.	11,700	6,079,671
Valvoline, Inc. (a)	95,700	4,038,540
		18,139,342
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	38,582	5,639,531
TOTAL CONSUMER DISCRETIONARY		60,093,703
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
The Vita Coco Co., Inc. (a)	105,900	2,766,108
Consumer Staples Distribution & Retail - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	30,320	2,424,387
Performance Food Group Co. (a)	34,300	2,560,152
Sprouts Farmers Market LLC (a)	37,000	3,849,850
		8,834,389
Food Products - 0.8%
Nomad Foods Ltd.	172,253	3,238,356
TOTAL CONSUMER STAPLES		14,838,853
ENERGY - 5.4%
Energy Equipment & Services - 4.2%
Cactus, Inc. Class A	99,300	5,910,336
CES Energy Solutions Corp.	413,100	2,452,269
Championx Corp.	52,200	1,624,986
Liberty Energy, Inc. Class A	277,700	5,717,843
TechnipFMC PLC	98,900	2,654,476
		18,359,910
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp. (a)	121,800	3,287,382
Hess Midstream LP	50,999	1,904,813
		5,192,195
TOTAL ENERGY		23,552,105
FINANCIALS - 16.6%
Banks - 5.8%
ConnectOne Bancorp, Inc.	161,476	4,036,900
First Interstate Bancsystem, Inc. Class A	127,300	3,952,665
Independent Bank Group, Inc.	95,734	5,573,633
Metropolitan Bank Holding Corp. (a)	56,529	2,923,115
Pinnacle Financial Partners, Inc.	53,800	5,356,866
Trico Bancshares	69,000	3,136,740
		24,979,919
Capital Markets - 5.4%
Houlihan Lokey Class A	27,800	4,354,036
Lazard, Inc. Class A	75,800	3,798,338
Patria Investments Ltd.	189,600	2,184,192
Piper Sandler Cos.	19,000	5,181,300
Stifel Financial Corp.	42,500	3,745,950
TMX Group Ltd.	132,400	4,223,557
		23,487,373
Consumer Finance - 1.4%
FirstCash Holdings, Inc.	26,800	3,218,412
PROG Holdings, Inc.	65,308	3,053,802
		6,272,214
Financial Services - 1.3%
Essent Group Ltd.	86,400	5,554,656
Insurance - 2.7%
Old Republic International Corp.	84,600	3,034,602
Primerica, Inc.	19,700	5,185,631
Selective Insurance Group, Inc.	38,027	3,459,696
TWFG, Inc. Class A	2,700	77,409
		11,757,338
TOTAL FINANCIALS		72,051,500
HEALTH CARE - 15.1%
Biotechnology - 5.3%
Allogene Therapeutics, Inc. (a)	159,300	418,959
AnaptysBio, Inc. (a)	11,132	424,018
Arcellx, Inc. (a)	16,700	1,147,958
Astria Therapeutics, Inc. (a)	53,200	650,636
Blueprint Medicines Corp. (a)	12,600	1,203,804
Celldex Therapeutics, Inc. (a)	26,077	1,077,762
Cogent Biosciences, Inc. (a)(b)	96,384	1,035,164
Crinetics Pharmaceuticals, Inc. (a)	25,000	1,326,500
Cytokinetics, Inc. (a)	37,800	2,157,624
Insmed, Inc. (a)	31,900	2,439,393
Keros Therapeutics, Inc. (a)	25,900	1,174,565
Legend Biotech Corp. ADR (a)	21,500	1,237,325
Madrigal Pharmaceuticals, Inc. (a)(b)	5,100	1,260,363
Merus BV (a)	13,700	698,563
Vaxcyte, Inc. (a)	35,900	2,899,284
Viking Therapeutics, Inc. (a)(b)	34,200	2,192,904
Viridian Therapeutics, Inc. (a)	31,700	465,356
Xenon Pharmaceuticals, Inc. (a)	32,600	1,315,084
Zentalis Pharmaceuticals, Inc. (a)	34,130	118,431
		23,243,693
Health Care Equipment & Supplies - 4.0%
Haemonetics Corp. (a)	39,000	2,947,620
Lantheus Holdings, Inc. (a)	28,400	3,023,748
Masimo Corp. (a)	14,100	1,657,032
Merit Medical Systems, Inc. (a)	35,700	3,451,476
Pulmonx Corp. (a)	185,700	1,359,324
RxSight, Inc. (a)	31,100	1,753,729
TransMedics Group, Inc. (a)	18,100	3,041,886
		17,234,815
Health Care Providers & Services - 5.2%
Acadia Healthcare Co., Inc. (a)	78,900	6,464,277
Chemed Corp.	7,400	4,337,658
Option Care Health, Inc. (a)	63,466	2,032,181
PACS Group, Inc.	36,700	1,455,889
Pennant Group, Inc. (a)	30,038	1,029,102
The Ensign Group, Inc.	48,900	7,401,504
		22,720,611
Life Sciences Tools & Services - 0.3%
Maravai LifeSciences Holdings, Inc. Class A (a)	134,700	1,219,035
Pharmaceuticals - 0.3%
Enliven Therapeutics, Inc. (a)	21,600	472,608
Structure Therapeutics, Inc. ADR (a)	16,690	636,390
		1,108,998
TOTAL HEALTH CARE		65,527,152
INDUSTRIALS - 17.6%
Building Products - 2.8%
AAON, Inc.	45,500	4,345,705
CSW Industrials, Inc.	10,485	3,540,051
Simpson Manufacturing Co. Ltd.	24,100	4,411,746
		12,297,502
Construction & Engineering - 1.8%
EMCOR Group, Inc.	6,300	2,476,278
Sterling Construction Co., Inc. (a)	42,800	5,115,884
		7,592,162
Electrical Equipment - 1.5%
Array Technologies, Inc. (a)	156,288	1,048,692
Nextracker, Inc. Class A (a)	73,600	2,993,312
Thermon Group Holdings, Inc. (a)	77,600	2,438,968
		6,480,972
Ground Transportation - 1.1%
ArcBest Corp.	13,245	1,407,944
TFI International, Inc.	24,000	3,555,120
		4,963,064
Machinery - 2.4%
Astec Industries, Inc.	54,300	1,836,969
REV Group, Inc.	108,800	3,464,192
Terex Corp.	90,500	5,137,685
		10,438,846
Professional Services - 3.0%
Concentrix Corp.	25,213	1,896,774
ExlService Holdings, Inc. (a)	138,348	5,055,236
KBR, Inc.	85,167	5,907,183
		12,859,193
Trading Companies & Distributors - 5.0%
Applied Industrial Technologies, Inc.	20,500	4,204,960
Beacon Roofing Supply, Inc. (a)	31,800	2,881,080
FTAI Aviation Ltd.	42,100	5,380,801
GMS, Inc. (a)	46,800	4,061,772
Rush Enterprises, Inc. Class A	96,298	5,074,905
		21,603,518
TOTAL INDUSTRIALS		76,235,257
INFORMATION TECHNOLOGY - 13.5%
Electronic Equipment, Instruments & Components - 6.1%
Advanced Energy Industries, Inc.	41,000	4,349,690
Fabrinet (a)	28,500	6,944,025
Insight Enterprises, Inc. (a)	35,398	7,683,844
Napco Security Technologies, Inc.	47,982	2,225,405
TD SYNNEX Corp.	43,613	5,295,490
		26,498,454
IT Services - 2.0%
ASGN, Inc. (a)	37,800	3,634,848
Endava PLC ADR (a)	43,001	1,374,742
Wix.com Ltd. (a)	22,600	3,765,612
		8,775,202
Semiconductors & Semiconductor Equipment - 3.4%
Allegro MicroSystems LLC (a)	122,000	2,992,660
Diodes, Inc. (a)	45,058	3,140,092
MACOM Technology Solutions Holdings, Inc. (a)	45,200	4,937,196
Nova Ltd. (a)	15,572	3,481,121
		14,551,069
Software - 2.0%
Five9, Inc. (a)	32,900	1,061,025
Intapp, Inc. (a)	58,819	2,717,438
Rapid7, Inc. (a)	30,500	1,153,205
Tenable Holdings, Inc. (a)	90,500	3,735,840
		8,667,508
TOTAL INFORMATION TECHNOLOGY		58,492,233
MATERIALS - 7.1%
Chemicals - 2.0%
Element Solutions, Inc.	180,000	4,813,200
Hawkins, Inc.	16,000	2,026,720
Tronox Holdings PLC	142,300	1,982,239
		8,822,159
Construction Materials - 1.3%
Eagle Materials, Inc.	22,500	5,799,375
Metals & Mining - 3.8%
Carpenter Technology Corp.	30,300	4,386,531
Commercial Metals Co.	110,600	5,927,054
Constellium NV (a)	353,900	5,934,903
		16,248,488
TOTAL MATERIALS		30,870,022
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Essential Properties Realty Trust, Inc. (b)	181,592	5,794,601
Lamar Advertising Co. Class A	39,300	4,943,154
Urban Edge Properties	141,100	2,984,265
		13,722,020
Real Estate Management & Development - 0.8%
Colliers International Group, Inc.	24,700	3,563,919
TOTAL REAL ESTATE		17,285,939
UTILITIES - 1.2%
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares	132,357	5,386,930
TOTAL COMMON STOCKS (Cost $300,979,429)		433,302,495

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	506,991	507,093
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	9,605,349	9,606,310
TOTAL MONEY MARKET FUNDS (Cost $10,113,403)		10,113,403

Equity Funds - 0.1%
	Shares	Value ($)
Small Blend Funds - 0.1%
iShares Russell 2000 ETF (b) (Cost $174,952)	800	176,064

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $311,267,784)	443,591,962
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(9,478,639)
NET ASSETS - 100.0%	434,113,323

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,018,838	69,947,819	73,459,498	136,900	(66)	-	507,093	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,318,910	112,424,525	111,137,125	7,868	-	-	9,606,310	0.0%
Total	12,337,748	182,372,344	184,596,623	144,768	(66)	-	10,113,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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